Financial Information by Segments (Details) - Schedule of financial information by segments - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Information by Segments (Details) - Schedule of financial information by segments [Line Items]
Net sales	$ 55,620,356	$ 35,869,314	$ 34,171,201
Cost of sales	39,968,186	29,211,724	30,067,141
Gross profit (loss)	15,652,170	6,657,590	4,104,060
Administrative expenses	(2,042,642)	(2,019,328)	(1,637,425)
Other income (expenses), net	(77,406)	546,748	(136,582)
Interest income	65,948	107,827	145,995
Interest expense	(87,445)	(53,746)	(55,049)
Exchange rate gain (loss), net	325,011	(363,164)	(784,583)
Income (loss) before income taxes	13,835,636	4,875,927	1,636,416
Income taxes	4,389,769	2,077,844	3,276,274
Net income (loss) for the year	9,445,867	2,798,083	(1,639,858)
Depreciation and Amortization	1,175,108	1,452,271	1,108,629
Total assets	57,342,572	45,503,647	44,014,759
Total, liabilities	15,542,504	12,484,988	11,404,982
Acquisitions of property, plant and equipment	1,066,422	951,205	1,271,420
Mexico [Member]
Financial Information by Segments (Details) - Schedule of financial information by segments [Line Items]
Net sales	29,678,133	19,660,889	18,530,672
Cost of sales	21,337,462	15,459,258	14,934,575
Gross profit (loss)	8,340,671	4,201,631	3,596,097
Administrative expenses	(907,798)	(1,117,817)	(848,495)
Other income (expenses), net	(77,530)	52,656	(175,412)
Interest income	65,631	107,605	145,729
Interest expense	(28,904)	(5,108)	3,438
Exchange rate gain (loss), net	325,389	(483,822)	(628,044)
Income (loss) before income taxes	7,717,459	2,755,145	2,093,313
Income taxes	2,472,751	1,747,568	3,505,015
Net income (loss) for the year	5,244,708	1,007,577	(1,411,702)
Depreciation and Amortization	667,167	693,362	577,048
Total assets	47,917,643	33,386,043	32,935,743
Total, liabilities	7,828,384	6,944,579	7,253,713
Acquisitions of property, plant and equipment	367,496	278,700	785,818
USA [Member]
Financial Information by Segments (Details) - Schedule of financial information by segments [Line Items]
Net sales	8,216,595	5,549,366	7,120,360
Cost of sales	7,159,354	5,677,213	7,752,776
Gross profit (loss)	1,057,241	(127,847)	(632,416)
Administrative expenses	(256,875)	(240,726)	(267,756)
Other income (expenses), net	454,303	505,946	71,324
Interest income	317	222	266
Interest expense	(61,494)	(16,104)	(84,621)
Exchange rate gain (loss), net	(378)	1,510	2,745
Income (loss) before income taxes	1,193,114	123,001	(910,458)
Income taxes	477,380	118,926	(236,598)
Net income (loss) for the year	715,734	4,075	(673,860)
Depreciation and Amortization	270,119	332,186	260,760
Total assets	10,836,083	9,237,831	8,419,771
Total, liabilities	5,544,135	4,797,682	4,219,817
Acquisitions of property, plant and equipment	288,487	41,054	278,467
Brazil [Member]
Financial Information by Segments (Details) - Schedule of financial information by segments [Line Items]
Net sales	17,725,628	10,659,059	8,520,169
Cost of sales	11,471,370	8,075,253	7,379,790
Gross profit (loss)	6,254,258	2,583,806	1,140,379
Administrative expenses	(877,969)	(660,785)	(521,174)
Other income (expenses), net	1,793	(11,854)	(32,494)
Interest income		0	0
Interest expense	(96,486)	(66,007)	(110,919)
Exchange rate gain (loss), net	(120,300)	(1,096,416)	(177,314)
Income (loss) before income taxes	5,161,296	748,744	298,478
Income taxes	1,439,638	211,350	7,857
Net income (loss) for the year	3,721,658	537,394	290,621
Depreciation and Amortization	237,822	426,723	270,821
Total assets	8,815,051	5,807,121	6,002,701
Total, liabilities	12,396,190	3,670,075	3,274,908
Acquisitions of property, plant and equipment	410,439	631,451	207,135
Eliminations between segments [Member]
Financial Information by Segments (Details) - Schedule of financial information by segments [Line Items]
Other income (expenses), net	(455,972)
Interest expense	99,439	33,473	137,053
Exchange rate gain (loss), net	120,300	1,215,564	18,030
Income (loss) before income taxes	(236,233)	1,249,037	155,083
Net income (loss) for the year	(236,233)	1,249,037	155,083
Total assets	(10,226,205)	(2,927,348)	(3,343,456)
Total, liabilities	$ (10,226,205)	$ (2,927,348)	$ (3,343,456)